Stock-Based Compensation Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Option Assumptions	The fair value of stock options granted during the years ended December 31, 2018, 2019 and 2020 was estimated using the following range of assumptions:

Year Ended December 31,
	2018	2019	2020(1)
Expected term (in years)	5.01 – 6.09	5.55 – 6.25	5.00-10.00
Expected volatility	44.2% – 45.1%	45.5% – 47.8%	46.9%-54.9%
Average risk-free rate	2.72% – 2.98%	1.52% – 2.44%	0.28%-1.55%
Dividend yield	—	—	—
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(1)Assumptions include non-employee options after adoption of ASU 2018-07 as of January 1, 2020.
Schedule of Stock Option Activity
Stock option activity under the Plan, as amended is as follows:

	Options Available for Grant	Number of Options Outstanding	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2019	751,514	17,984,575	$2.05	7.10	$20,745
Options authorized	6,482,822
Options granted	(7,820,714)	7,820,714	2.35
Options considered granted due to repricing	(13,312,076)	13,312,076	2.05
Options cancelled due to repricing	13,312,076	(13,312,076)	2.77
Options exercised		(2,242,380)	1.02
Options forfeited and expired	787,960	(787,960)	2.43
Balances at December 31, 2020	201,582	22,774,949	$1.81	7.36	$107,696
Options outstanding and exercisable – December 31, 2020		10,493,574	$1.53	5.50	$52,554

Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense by department is as follows (in thousands):

	Three months ended March 31,
	2021	2020
Operations, product and technology	$1,350	$714
Marketing	437	174
Sales, general and administrative	1,711	554
Total stock-based compensation expense	$3,498	$1,442

Total stock-based compensation expense by department is as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operations, product and technology	$1,187	$3,877	$3,739
Marketing	204	1,018	1,067
Sales, general and administrative	928	2,783	2,530
Total stock-based compensation expense	$2,319	$7,678	$7,336